RELATED PARTY TRANSACTIONS (Narrative) (Details) - CAD ($)	Sep. 30, 2024	Sep. 30, 2023
Disclosure of transactions between related parties [abstract]
Accounts payable and accrued liabilities	$ 61,061	$ 51,480